Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Investments
Amortized cost and fair values

The following tables present cost or amortized cost and fair values of investment in fixed maturities as of September 30, 2021 and December 31, 2020 ($ in millions):

		Gross Unrealized		Fair
	Cost or Amortized Cost	Gains	Losses	Value
September 30, 2021
Corporate debt securities	$588.0	$—	$(0.9)	$587.1
U.S. Government obligations	110.0	0.1	(0.2)	109.9
Municipal securities	0.6	—	—	0.6
Total	$698.6	$0.1	$(1.1)	$697.6

December 31, 2020
Corporate debt securities	$—	$—	$—	$—
U.S. Government obligations	6.4	0.2	—	6.6
Municipal securities	—	—	—	—
Total	$6.4	$0.2	$—	$6.6

The following tables present cost or amortized cost and fair values of investments at December 31, 2020 and 2019, respectively ($ in millions):

	Cost or	Gross
	Amortized	Unrealized		Fair
	Cost	Gains	Losses	Value
December 31, 2020
U.S. Government obligations	$6.4	$0.2	$—	$6.6
Total	$6.4	$0.2	$—	$6.6
December 31, 2019
U.S. Government obligations	$5.8	$0.1	$—	$5.9
Total	$5.8	$0.1	$—	$5.9

Contractual maturities of bonds

The following table presents the cost or amortized cost and estimated fair value of investments in fixed maturities as of September 30, 2021 by contractual maturity ($ in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	September 30, 2021
	Cost or
	Amortized
	Cost	Fair Value
Due in one year or less	$31.0	$31.0
Due after one year through five years	667.6	666.6
Due after five years through ten years	—	—
Due after ten years	—	—
Total	$698.6	$697.6

The following table presents the cost or amortized cost and estimated fair value of bonds as of December 31, 2020 by contractual maturity ($ in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2020
	Cost or
	Amortized
	Cost	Fair Value
Due in one year or less	$—	$—
Due after one year through five years	6.4	6.6
Due after five years through ten years	—	—
Due after ten years	—	—
Total	$6.4	$6.6

Net investment income

An analysis of net investment income follows ($ in millions):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Interest on cash and cash equivalents	$0.1	$0.1	$0.4	$0.9
Fixed maturities	0.6	0.1	0.7	0.1
Short-term investments	—	—	—	0.3
	0.7	$0.2	1.1	1.3
Investment expense	0.1	—	0.1	—
Net investment income	$0.6	$0.2	$1.0	$1.3

An analysis of net investment income follows ($ in millions):

	December 31,
	2020	2019	2018
Interest on cash and cash equivalents	$1.0	$2.8	$1.0
Bonds	0.1	0.1	0.1
Short-term investments	0.4	0.5	0.2
Net investment income	$1.5	$3.4	$1.3

Aging of gross unrealized losses

The following table presents the gross unrealized losses and related fair values for the Company’s investment in fixed maturities, grouped by duration of time in a continuous unrealized loss position as of September 30, 2021 and December 31, 2020 ($ in millions):

	Less than 12 Months		12 Months or More		Total
	Gross Unrealized		Gross Unrealized		Gross Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
September 30, 2021
Corporate debt securities	$504.8	$(0.9)	$—	$—	$504.8	$(0.9)
U.S. Government obligations	103.9	(0.2)	—	—	103.9	(0.2)
Municipal securities	—	—	—	—	—	—
Total	$608.7	$(1.1)	$—	$—	$608.7	$(1.1)

	Less than 12 Months		12 Months or More		Total
	Gross Unrealized		Gross Unrealized		Gross Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2020
Corporate debt securities	$—	$—	$—	$—	$—	$—
U.S. Government obligations	—	—	—	—	—	—
Municipal securities	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

The following tables present the gross unrealized losses and related fair values for the Company’s available-for-sale bond securities, grouped by duration of time in a continuous unrealized loss position, as of December 31, 2020 and 2019 ($ in millions):

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2020
U.S. Government obligations	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—
December 31, 2019
U.S. Government obligations	$0.2	$—	$2.2	$—	$2.4	$—
Total	$0.2	$—	$2.2	$—	$2.4	$—